Condensed Consolidated Interim Balance Sheets (Current Period Unaudited) - CAD ($)	Mar. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 697,984	$ 442,489
Accounts and grants receivable	973,127	838,502
Prepaid and other receivables	114,443	121,603
Total current assets	1,785,554	1,402,594
Non-Current Assets
Property and equipment	31,806	35,215
Right- of-use assets	491,712	514,181
TOTAL ASSETS	2,309,072	1,951,990
Current Liabilities
Accounts payable	86,932	226,001
Accrued liabilities	321,661	191,993
Contract liability	173,721	192,958
Lease obligation	45,716	75,116
Total current liabilities	628,030	686,068
Non-Current Liabilities
Lease obligation	510,825	499,646
TOTAL LIABILITIES	1,138,855	1,185,714
Equity
Share capital	21,914,722	21,914,722
Share-based payment reserve	4,053,893	4,049,032
Accumulated other comprehensive income	(154,533)	(319,994)
Deficit	(24,643,865)	(24,877,484)
TOTAL EQUITY	1,170,217	766,276
TOTAL EQUITY AND LIABILITIES	$ 2,309,072	$ 1,951,990